Expense Example - Transamerica MSCI EAFE Index VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	18	143	279	676	44	223	417	977